Document and Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2016	Jan. 13, 2017	Mar. 31, 2016
Document and Entity Information:
Entity Registrant Name	EL CAPITAN PRECIOUS METALS INC
Entity Trading Symbol	ecpn
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Amendment Flag	true
Entity Central Index Key	0001135202
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		383,974,231
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Public Float			$ 11,897,412
Amendment Description	AMENDMENT NO 1